Change in non-cash working capital (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Change In Non-cash Working Capital Details
Accounts receivable	$ (61,657)	$ 604,448	$ (561,470)
Work-in-progress		404,840	(404,840)
Prepaid expenses and deposits	59,439	93,595	78,247
Accounts payable and accrued liabilities	986,430	(587,819)	381,157
Income taxes payable	103	(1,253,028)	1,253,126
Deferred gain	(155,301)
Deferred revenue		(706,722)	706,722
Change in non-cash working capital	829,014	(1,444,686)	1,452,942
Portion attributable to:
Operating activities	829,014	(1,384,499)	1,392,755
Financing activities
Investing activities		(60,187)	60,187
Change in non-cash working capital	$ 829,014	$ (1,444,686)	$ 1,452,942